Revenue (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Revenue

	Three Months Ended June 30				Six Months Ended June 30

(in thousands)	2019		2018		2019		2018

Sales
Gold
Gold credit sales	$117,873	62%	$110,688	52%	$263,991	64%	$201,545	49%
Concentrate sales	997	1%	3,065	2%	5,279	1%	5,294	1%
	$118,870	63%	$113,753	54%	$269,270	65%	$206,839	50%
Silver
Silver credit sales	$48,446	25%	$87,620	41%	$100,097	24%	$182,109	44%
Concentrate sales	14,867	8%	11,027	5%	30,377	7%	22,704	6%
	$63,313	33%	$98,647	46%	$130,474	31%	$204,813	50%
Palladium
Palladium credit sales	$7,283	4%	$-	0%	$14,771	4%	$-	0%

Total sales revenue	$189,466	100%	$212,400	100%	$414,515	100%	$411,652	100%